UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2016

Date of reporting period: December 31, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (UNAUDITED)

Defensive Strategy Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 44.0%
SEI Daily Income Trust Short-Duration Government Fund, Class Y	923,231	$9,620
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class Y	119,618	1,110
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	168,574	1,111
SEI Institutional Managed Trust Real Return Fund, Class Y	224,988	2,221
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	218,615	2,221

Total Fixed Income Funds (Cost $16,463) ($ Thousands)		16,283

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	742,891	7,399
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	183,515	1,848
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	216,341	1,850

Total Multi-Asset Funds (Cost $11,483) ($ Thousands)		11,097

EQUITY FUNDS — 6.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	103,870	1,108
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	69,811	1,105

Total Equity Funds (Cost $2,110) ($ Thousands)		2,213

MONEY MARKET FUND (A) — 20.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	7,399,158	7,399

Total Money Market Fund (Cost $7,399) ($ Thousands)		7,399

Total Investments — 100.0% (Cost $37,455) ($ Thousands)†		$36,992

Percentages are based on Net Assets of $36,997 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of December 31, 2015.

EUR	— EURO

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at December 31, 2015, is as follows:

Settlement Date	Currency to Deliver ($ Thousands)	Currency To Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
01/29/16	EUR 165	USD 180	$1

A list of the counterparties for the open forward foreign currency contracts held by the Fund at December 31, 2015, is as follows:
Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	$(179)	$180	$1

For the period ended December 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$36,992	$—	$—	$36,992

Total Investments in Securities	$36,992	$—	$—	$36,992

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$1	$—	$1

Total Other Financial Instruments	$—	$1	$—	$1

*	Forwards contracts are valued at unrealized appreciation on the instrument.

As of December 31, 2015 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2015 there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2015, there were no Level 3 securities.

†	At December 31, 2015 the tax basis cost of the Fund’s investments was $37,544 ($ Thousands), and the unrealized appreciation and depreciation were $102 ($Thousands) and $(654) ($ Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Defensive Strategy Fund (Concluded)

December 31, 2015

The following is summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

	Value at 3/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 12/31/2015	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, Class Y	$8,477	$3,342	$(2,088)	$(8)	$(103)	$9,620	$58
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class Y	1,156	234	(274)	1	(7)	1,110	7
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	1,541	140	(1,659)	(26)	4	—	16
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,159	379	(263)	32	(196)	1,111	66
SEI Institutional Managed Trust Real Return Fund, Class Y	2,311	477	(551)	1	(17)	2,221	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	2,312	587	(592)	22	(108)	2,221	59
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	7,663	1,619	(1,753)	31	(161)	7,399	59
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	1,925	490	(445)	25	(147)	1,848	95
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	1,925	461	(438)	(5)	(93)	1,850	13
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	1,144	435	(426)	134	(179)	1,108	56
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	1,152	466	(433)	188	(268)	1,105	22
SEI Liquid Asset Trust Prime Obligation Fund, Class A	7,702	1,503	(1,806)	—	—	7,399	—

Totals	$38,467	$10,133	$(10,728)	$395	$(1,275)	$36,992	$451

2	SEI Asset Allocation Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS

Defensive Strategy Allocation Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 59.9%
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	202,572	$3,205
SEI Institutional Managed Trust — Real Estate Fund Real Estate Fund, Class Y	86,997	1,614

Total Equity Funds (Cost $3,981) ($ Thousands)		4,819

FIXED INCOME FUND — 40.1%
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	489,267	3,224

Total Fixed Income Fund (Cost $3,748) ($ Thousands)		3,224

Total Investments — 100.0% (Cost $7,729) ($ Thousands)†		$8,043

Percentages are based on Net Assets of $8,041 ($ Thousands).

As of December 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2015 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2015 there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2015, there were no Level 3 securities.

†	At December 31, 2015 the tax basis cost of the Fund’s investments was $7,947 ($Thousands) and the unrealized appreciation and depreciation were $621 ($Thousands) and $(525) ($Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($Thousands):

Security Description	Value at 3/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 12/31/2015	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Class Y	$1,956	$481	$(729)	$202	$(296)	$1,614	$23
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	3,921	609	(1,078)	511	(758)	3,205	67
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	3,930	801	(1,073)	1	(435)	3,224	202

Totals	$9,807	$1,891	$(2,880)	$714	$(1,489)	$8,043	$292

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Conservative Strategy Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 43.1%
SEI Daily Income Trust Short-Duration Government Fund, Class Y	1,305,540	$13,604
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class Y	564,000	5,234
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	239,582	2,089
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	427,371	3,141
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	954,503	6,290
SEI Institutional Managed Trust Real Return Fund, Class Y	636,468	6,282
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	824,036	8,372

Total Fixed Income Funds (Cost $46,253) ($ Thousands)		45,012

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	1,575,889	15,696
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	727,077	7,322
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	979,430	8,374

Total Multi-Asset Funds (Cost $32,741) ($ Thousands)		31,392

EQUITY FUNDS — 16.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	877,112	9,359
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	524,340	8,295

Total Equity Funds (Cost $15,066) ($ Thousands)		17,654

MONEY MARKET FUND (A) — 10.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	10,463,943	10,464

Total Money Market Fund (Cost $10,464) ($ Thousands)		10,464

Total Investments — 100.0% (Cost $104,524) ($ Thousands)†		$104,522

Percentages are based on Net Assets of $104,513 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of December 31, 2015.

EUR	— EURO

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at December 31, 2015, is as follows:

Settlement Date	Currency to Deliver ($ Thousands)	Currency To Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
01/29/16	EUR 483	USD 529	$4

A list of the counterparties for the open forward foreign currency contracts held by the Fund at December 31, 2015, is as follows:
Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	$(525)	$529	$4

For the period ended December 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$104,522	$—	$—	$104,522

Total Investments in Securities	$104,522	$—	$—	$104,522

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts* Unrealized Appreciation	$—	$4	$—	$4

Total Other Financial Instruments	$—	$4	$—	$4

*	Forwards contracts are valued at unrealized appreciation on the instrument.

As of December 31, 2015 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2015 there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2015, there were no Level 3 securities.

†	At December 31, 2015 the tax basis cost of the Fund’s investments was $104,696 ($ Thousands), and the unrealized appreciation and depreciation were $2,662 ($ Thousands) and $(2,836) ($ Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Conservative Strategy Fund (Concluded)

December 31, 2015

The following is summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value at 3/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 12/31/2015	Dividend Income
SEI Daily Income Trust Short-Duration Government Fund, Class Y	$7,013	$7,791	$(1,088)	$4	$(116)	$13,604	$37
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class Y	5,844	200	(781)	5	(34)	5,234	59
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	2,335	292	(341)	—	(197)	2,089	12
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	11,689	386	(8,713)	8	(229)	3,141	163
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	7,026	1,013	(902)	23	(870)	6,290	387
SEI Institutional Managed Trust Real Return Fund, Class Y	7,011	218	(897)	(3)	(47)	6,282	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	9,358	598	(1,246)	47	(385)	8,372	232
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	17,495	658	(2,187)	41	(311)	15,696	125
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	8,183	604	(969)	57	(553)	7,322	388
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	9,344	561	(1,074)	(27)	(430)	8,374	60
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	10,492	1,892	(2,662)	793	(1,156)	9,359	479
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	9,344	1,767	(2,188)	885	(1,513)	8,295	173
SEI Liquid Asset Trust Prime Obligation Fund, Class A	11,684	340	(1,560)	—	—	10,464	—

Totals	$116,818	$16,320	$(24,608)	$1,833	$(5,841)	$104,522	$2,115

2	SEI Asset Allocation Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS

Conservative Strategy Allocation Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 67.0%
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	1,144,723	$18,110
SEI Institutional Managed Trust — Real Estate Fund Real Estate Fund, Class Y	480,556	8,914

Total Equity Funds (Cost $22,438) ($ Thousands)		27,024

FIXED INCOME FUND — 33.0%
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	2,023,026	13,332

Total Fixed Income Fund (Cost $14,344) ($ Thousands)		13,332

Total Investments — 100.0% (Cost $36,782) ($ Thousands)†		$40,356

Percentages are based on Net Assets of $40,348 ($ Thousands).

As of December 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2015 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2015 there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2015, there were no Level 3 securities.

†	At December 31, 2015 the tax basis cost of the Fund’s investments was $36,913 ($Thousands), and the unrealized appreciation and depreciation were $4,477 ($Thousands) and $(1,034) (Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value at 3/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 12/31/2015	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Class Y	$9,669	$2,406	$(2,527)	$1,299	$(1,933)	$8,914	$127
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	19,849	2,672	(2,963)	1,312	(2,760)	18,110	375
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	14,580	2,691	(2,113)	754	(2,580)	13,332	824

Totals	$44,098	$7,769	$(7,603)	$3,365	$(7,273)	$40,356	$1,326

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Moderate Strategy Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 38.1%
SEI Daily Income Trust Short-Duration Government Fund, Class Y	1,868,503	$19,470
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	1,112,974	9,705
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	995,077	7,314
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	2,968,852	19,565
SEI Institutional Managed Trust Real Return Fund, Class Y	1,481,199	14,619
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	2,156,236	21,907

Total Fixed Income Funds (Cost $98,512) ($ Thousands)		92,580

MULTI-ASSET FUNDS — 35.0%
SEI Institutional International Trust Multi-Asset Accumulation Fund, Class Y	2,658,101	24,242
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	2,443,926	24,342
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	1,207,522	12,160
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	2,850,441	24,371

Total Multi-Asset Funds (Cost $92,156) ($ Thousands)		85,115

EQUITY FUNDS — 26.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	3,180,083	33,931
SEI Institutional Managed Trust Large Cap Fund, Class Y	603,221	7,257
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	1,525,801	24,138

Total Equity Funds (Cost $55,799) ($ Thousands)		65,326

Total Investments — 100.0% (Cost $246,467) ($ Thousands)†		$243,021

Percentages are based on Net Assets of $242,980 ($ Thousands).

*	Non-Income Producing Fund.

EUR — EURO

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at December 31, 2015, is as follows:

Settlement Date	Currency to Deliver ($ Thousands)	Currency To Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
01/29/16	EUR 2,294	USD 2,512	$18

A list of the counterparties for the open forward foreign currency contracts held by the Fund at December 31, 2015, is as follows:
Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	$(2,494)	$2,512	$18

For the period ended December 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$243,021	$—	$—	$243,021

Total Investments in Securities	$243,021	$—	$—	$243,021

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts* Unrealized Appreciation	$—	$18	$—	$18

Total Other Financial Instruments	$—	$18	$—	$18

*	Forwards contracts are valued at unrealized appreciation on the instrument.

As of December 31, 2015 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2015 there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2015, there were no Level 3 securities.

†	At December 31, 2015 the tax basis cost of the Fund’s investments was $248,927 ($ Thousands), and the unrealized appreciation and depreciation were $7,384 ($ Thousands) and $(13,290) ($ Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Moderate Strategy Fund (Concluded)

December 31, 2015

The following is summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value at 3/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 12/31/2015	Dividend Income
SEI Daily Income Trust Short-Duration Government Fund, Class Y	$10,920	$10,772	$(2,057)	$(1)	$(164)	$19,470	$91
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	10,918	774	(1,041)	(4)	(942)	9,705	57
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	19,105	711	(12,099)	(156)	(247)	7,314	295
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	21,854	2,360	(1,959)	(7)	(2,683)	19,565	1,223
SEI Institutional Managed Trust Real Return Fund, Class Y	16,374	622	(2,256)	(9)	(112)	14,619	617
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	24,584	1,580	(3,363)	120	(1,014)	21,907	429
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	27,289	3,285	(2,610)	58	(3,780)	24,242	194
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	27,283	964	(3,478)	59	(486)	24,342	653
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	13,650	936	(1,589)	(4)	(833)	12,160	175
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	27,270	1,218	(2,756)	(63)	(1,298)	24,371	1,733
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	38,114	4,537	(6,941)	1,590	(3,369)	33,931	83
SEI Institutional Managed Trust Large Cap Fund, Class Y	8,169	2,149	(1,627)	527	(1,961)	7,257	509
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	27,286	3,500	(4,785)	1,933	(3,796)	24,138	—

Totals	$272,816	$33,408	$(46,561)	$4,043	$(20,685)	$243,021	$6,059

2	SEI Asset Allocation Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS

Moderate Strategy Allocation Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 82.0%
SEI Institutional International Trust International Equity Fund, Class Y	841,885	$7,973
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	796,469	15,945
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	2,575,798	40,749
SEI Institutional Managed Trust — Real Estate Fund Real Estate Fund, Class Y	429,793	7,973

Total Equity Funds (Cost $56,420) ($ Thousands)		72,640

FIXED INCOME FUND — 18.0%
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	2,419,622	15,945

Total Fixed Income Fund (Cost $18,209) ($ Thousands)		15,945

Total Investments — 100.0% (Cost $74,629) ($ Thousands)†		$88,585

Percentages are based on Net Assets of $88,576 ($ Thousands).

As of December 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As December 31, 2015 there were no transfers between Level 1 and Level 2 assets and liabilities. As December 31, 2015 there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2015, there were no Level 3 securities.

†	At December 31, 2015, the tax basis cost of the Fund’s investments was $75,655 ($ Thousands), and the unrealized appreciation and depreciation were $15,194 ($Thousands) and $(2,264) ($ Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value at 3/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 12/31/2015	Dividend Income
SEI Institutional International Trust International Equity Fund, Class Y	$8,500	$881	$(1,051)	$297	$(654)	$7,973	$99
SEI Institutional Managed Trust Real Estate Fund, Class Y	8,534	1,784	(1,773)	752	(1,324)	7,973	113
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	17,015	1,327	(1,784)	885	(1,498)	15,945	169
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	43,517	4,651	(4,183)	1,676	(4,912)	40,749	832
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	17,106	3,039	(2,009)	18	(2,209)	15,945	976

Totals	$94,672	$11,682	$(10,800)	$3,628	$(10,597)	$88,585	$2,189

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS

Aggressive Strategy Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 55.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	2,261,232	$19,333
SEI Institutional International Trust International Equity Fund, Class Y	4,673,087	44,254
SEI Institutional Managed Trust Large Cap Fund, Class Y	6,198,303	74,566
SEI Institutional Managed Trust Small Cap Fund, Class Y	1,499,621	16,541

Total Equity Funds (Cost $149,263) ($ Thousands)		154,694

FIXED INCOME FUNDS — 24.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	2,545,291	22,195
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	2,286,188	22,130
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	3,395,747	22,378

Total Fixed Income Funds (Cost $69,658) ($ Thousands)		66,703

MULTI-ASSET FUND — 20.0%
SEI Institutional International Trust Multi-Asset Accumulation Fund, Class Y	6,075,953	55,413

Total Multi-Asset Fund (Cost $61,219) ($ Thousands)		55,413

Total Investments — 100.0% (Cost $280,140) ($ Thousands)†		$276,810

Percentages are based on Net Assets of $276,716 ($ Thousands).

As of December 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2015, there were no Level 3 securities.

†	At December 31, 2015, the tax basis cost of the Fund’s investments was $281,148 ($ Thousands), and the unrealized appreciation and depreciation were $8,804 ($Thousands) and $(13,142) ($ Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value at 3/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 12/31/2015	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$21,453	$4,204	$(3,166)	$1,017	$(4,175)	$19,333	$209
SEI Institutional International Trust International Equity Fund, Class Y	48,858	4,274	(7,068)	2,077	(3,887)	44,254	546
SEI Institutional Managed Trust Large Cap Fund, Class Y	106,792	18,563	(36,488)	12,533	(26,834)	74,566	969
SEI Institutional Managed Trust Small Cap Fund, Class Y	18,533	3,749	(2,558)	763	(3,946)	16,541	120
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	24,537	2,338	(2,509)	15	(2,186)	22,195	131
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	—	25,248	(2,407)	6	(717)	22,130	92
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	24,468	3,948	(3,062)	929	(3,905)	22,378	969
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	61,669	7,679	(5,450)	(19)	(8,466)	55,413	956

Totals	$306,310	$70,003	$(62,708)	$17,321	$(54,116)	$276,810	$3,992

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS

Tax-Managed Aggressive Strategy Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	136,975	$1,171
SEI Institutional International Trust International Equity Fund, Class Y	990,916	9,384
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	1,640,494	32,843
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap, Class Y	458,184	8,210

Total Equity Funds (Cost $31,974) ($ Thousands)		51,608

FIXED INCOME FUNDS — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	269,031	2,346
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	712,004	4,692

Total Fixed Income Funds (Cost $7,837) ($ Thousands)		7,038

Total Investments — 100.0% (Cost $39,811) ($ Thousands)†		$58,646

Percentages are based on Net Assets of $58,630 ($ Thousands).

As of December 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2015 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2015 there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2015, there were no Level 3 securities.

†	At December 31, 2015 the tax basis cost of the Fund’s investments was $39,898 ($Thousands), and the unrealized appreciation and depreciation were $19,649 ($Thousands) and $(901) (Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value at 3/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 12/31/2015	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$1,285	$298	$(217)	$93	$(288)	$1,171	$12
SEI Institutional International Trust International Equity Fund, Class Y	10,116	1,093	(1,384)	509	(950)	9,384	117
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	35,691	2,047	(4,648)	3,229	(3,476)	32,843	352
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	8,957	871	(993)	638	(1,263)	8,210	39
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	2,569	461	(493)	80	(271)	2,346	13
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	5,160	1,177	(1,048)	407	(1,004)	4,692	291

Totals	$63,778	$5,947	$(8,783)	$4,956	$(7,252)	$58,646	$824

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS

Core Market Strategy Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 41.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	845,063	$7,369
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	540,425	5,231
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,440,046	9,490
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	2,074,749	21,079

Total Fixed Income Funds (Cost $45,601) ($ Thousands)		43,169

MULTI-ASSET FUNDS — 33.0%
SEI Institutional International Trust Multi-Asset Accumulation Fund, Class Y	2,308,541	21,054
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	313,508	3,157
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	1,231,812	10,532

Total Multi-Asset Funds (Cost $38,577) ($ Thousands)		34,743

EQUITY FUNDS — 25.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	368,514	3,151
SEI Institutional International Trust International Equity Fund, Class Y	884,991	8,381
SEI Institutional Managed Trust Large Cap Fund, Class Y	1,043,539	12,554
SEI Institutional Managed Trust Small Cap Fund, Class Y	284,353	3,136

Total Equity Funds (Cost $27,881) ($ Thousands)		27,222

Total Investments — 100.0% (Cost $112,059) ($ Thousands)†		$105,134

Percentages are based on Net Assets of $105,104 ($ Thousands).

*	Non-Income Producing Fund.

As of December 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2015, there were no Level 3 securities.

†	At December 31, 2015, the tax basis cost of the Fund’s investments was $112,163 ($ Thousands), and the unrealized appreciation and depreciation were $806 ($ Thousands) and $(7,835) ($ Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS

Core Market Strategy Fund (Concluded)

December 31, 2015

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value at 3/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 12/31/2015	Dividend Income
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	$8,213	$482	$(709)	$90	$(707)	$7,369	$43
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	—	5,921	(518)	1	(173)	5,231	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	10,599	647	(446)	339	(1,649)	9,490	304
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	23,543	1,136	(3,656)	1,052	(996)	21,079	265
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	23,472	980	(170)	35	(3,263)	21,054	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	3,519	149	(296)	1	(216)	3,157	79
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	11,714	283	(882)	(22)	(561)	10,532	—
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	3,527	548	(412)	56	(568)	3,151	—
SEI Institutional International Trust International Equity Fund, Class Y	9,315	596	(1,005)	259	(784)	8,381	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	19,834	911	(5,472)	2,421	(5,140)	12,554	100
SEI Institutional Managed Trust Small Cap Fund, Class Y	3,524	523	(244)	72	(739)	3,136	—

Totals	$117,260	$12,176	$(13,810)	$4,304	$(14,796)	$105,134	$791

2	SEI Asset Allocation Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS

Core Market Strategy Allocation Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	59,342	$507
SEI Institutional International Trust International Equity Fund, Class Y	429,674	4,069
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y*	709,291	14,200
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap, Class Y	198,022	3,549

Total Equity Funds (Cost $15,427) ($ Thousands)		22,325

FIXED INCOME FUNDS — 12.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	117,147	1,022
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	311,275	2,051

Total Fixed Income Funds (Cost $3,475) ($ Thousands)		3,073

Total Investments — 100.0% (Cost $18,902) ($ Thousands)†		$25,398

Percentages are based on Net Assets of $25,392 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of December 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2015, there were no Level 3 securities.

†	At December 31, 2015, the tax basis cost of the Fund’s investments was $18,914 ($ Thousands), and the unrealized appreciation and depreciation were $6,949 ($Thousands) and $(465) ($ Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value at 3/31/22015	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 12/31/2015	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$545	$159	$(113)	$41	$(125)	$507	$5
SEI Institutional International Trust International Equity Fund, Class Y	4,313	744	(799)	270	(459)	4,069	50
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	14,996	2,058	(2,270)	1,339	(1,923)	14,200	149
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	3,786	589	(555)	344	(615)	3,549	16
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	1,095	315	(300)	4	(92)	1,022	5
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	2,171	778	(619)	155	(434)	2,051	124

Totals	$26,906	$4,643	$(4,656)	$2,153	$(3,648)	$25,398	$349

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS

Market Growth Strategy Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 37.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	1,934,283	$16,538
SEI Institutional International Trust International Equity Fund, Class Y	3,845,157	36,414
SEI Institutional Managed Trust Large Cap Fund, Class Y	4,943,778	59,474
SEI Institutional Managed Trust Small Cap Fund, Class Y	1,196,640	13,199

Total Equity Funds (Cost $121,598) ($ Thousands)		125,625

MULTI-ASSET FUNDS — 32.1%
SEI Institutional International Trust Multi-Asset Accumulation Fund, Class Y	7,288,250	66,469
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	660,765	6,654
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	3,895,742	33,308

Total Multi-Asset Funds (Cost $118,355) ($ Thousands)		106,431

Description	Shares	Market Value ($ Thousands)
FIXED INCOME FUNDS — 30.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	2,668,552	$23,270
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	2,050,184	19,846
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	4,054,434	26,718
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	2,956,478	30,038

Total Fixed Income Funds (Cost $104,658) ($ Thousands)		99,872

Total Investments — 100.0% (Cost $344,611) ($ Thousands)†		$331,928

Percentages are based on Net Assets of $331,825 ($ Thousands).

*	Non-Income Producing Fund.

As of December 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2015, there were no Level 3 securities.

†	At December 31, 2015, the tax basis cost of the Fund’s investments was $346,419 ($ Thousands), and the unrealized appreciation and depreciation were $7,631 ($ Thousands) and $(22,122) ($ Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value at 3/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 12/31/2015	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$19,013	$3,522	$(3,316)	$1,038	$(3,719)	$16,538	$180
SEI Institutional International Trust International Equity Fund, Class Y	41,481	1,959	(5,471)	2,028	(3,583)	36,414	454
SEI Institutional Managed Trust Large Cap Fund, Class Y	90,790	13,819	(33,546)	11,557	(23,146)	59,474	801
SEI Institutional Managed Trust Small Cap Fund, Class Y	15,206	2,715	(2,115)	581	(3,188)	13,199	99
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	75,996	5,770	(4,977)	58	(10,378)	66,469	1,177
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	7,603	675	(1,165)	—	(459)	6,654	359
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	37,989	1,777	(4,570)	(154)	(1,734)	33,308	239
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	26,616	1,443	(2,493)	(20)	(2,276)	23,270	139
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	—	22,783	(2,292)	11	(656)	19,846	83
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	30,458	3,498	(3,558)	1,084	(4,764)	26,718	1,678
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	34,261	2,967	(5,956)	208	(1,442)	30,038	849

Totals	$379,413	$60,928	$(69,459)	$16,391	$(55,345)	$331,928	$6,058

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS

Market Growth Strategy Allocation Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	295,495	$2,526
SEI Institutional International Trust International Equity Fund, Class Y	2,138,948	20,256
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y*	3,532,596	70,723
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap, Class Y	984,401	17,640

Total Equity Funds (Cost $70,670) ($ Thousands)		111,145

FIXED INCOME FUNDS — 12.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	581,290	5,069
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,545,468	10,185

Total Fixed Income Funds (Cost $17,217) ($ Thousands)		15,254

Total Investments — 100.0% (Cost $87,887) ($ Thousands)†		$126,399

Percentages are based on Net Assets of $126,362 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of December 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2015, there were no Level 3 securities.

†	At December 31, 2015 the tax basis cost of the Fund’s investments was $88,666 ($ Thousands), and the unrealized appreciation and depreciation were $40,132 ($Thousands) and $(2,399) ($ Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value at 3/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 12/31/2015	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$2,718	$642	$(423)	$188	$(599)	$2,526	$27
SEI Institutional International Trust International Equity Fund, Class Y	21,533	2,244	(2,632)	971	(1,860)	20,256	250
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	75,495	5,265	(7,326)	4,432	(7,143)	70,723	744
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	18,964	1,731	(2,176)	1,537	(2,416)	17,640	83
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	5,447	1,034	(1,167)	228	(473)	5,069	29
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	10,895	2,547	(2,021)	150	(1,386)	10,185	617

Totals	$135,052	$13,463	$(15,745)	$7,506	$(13,877)	$126,399	$1,750

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2015

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c)))are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 25, 2016

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: February 25, 2016